Retirement Benefits (Details 2)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	3.85%	4.45%
Expected long-term rate of return on assets	7.52%	7.75%	7.75%
Pension Benefits [Member] | Minimum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in future compensation levels	0.50%	0.50%	0.50%
Pension Benefits [Member] | Maximum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in future compensation levels	1.00%	1.00%	1.00%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.35%	3.80%	4.35%
Rate of increase in future compensation levels	0.00%	0.00%	0.00%
Expected long-term rate of return on assets	4.00%	4.00%	4.00%